Capital and Reserves	12 Months Ended
Dec. 31, 2024
Capital and Reserves
Capital and Reserves
A.    Common stock and additional paid-in capital
Common stock
The Bank’s common stock is divided into four categories:
1)“Class A”; shares may only be issued to Latin American Central Banks or banks in which the state or other government agency is the majority shareholder.
2)“Class B”; shares may only be issued to banks or financial institutions.
3)“Class E”; shares may be issued to any person whether a natural person or a legal entity.
4)“Class F”; may only be issued to state entities and agencies of non-Latin American countries, including, among others, central banks and majority state-owned banks in those countries, and multilateral financial institutions either international or regional institutions.
The holders of “Class B” shares have the right to convert or exchange their “Class B” shares, at any time, and without restriction, for “Class E” shares, exchanging one share for another share.
The following table provides detailed information on the movement of the shares by class for each of the years ended December 31, 2024, 2023 and 2022:

(Share units)	“Class A”	“Class B”	“Class E”	“Class F”	Total
Authorized	40,000,000	40,000,000	100,000,000	100,000,000	280,000,000

Outstanding at January 1, 2022	6,342,189	2,089,075	27,799,882	—	36,231,146
Restricted stock issued – directors	—	—	57,000	—	57,000
Restricted stock units – vested	—	—	36,410	—	36,410
Outstanding at December 31, 2022	6,342,189	2,089,075	27,893,292	—	36,324,556

Restricted stock issued – directors	—	—	63,000	—	63,000
Restricted stock units – vested	—	—	152,305	—	152,305
Outstanding at December 31, 2023	6,342,189	2,089,075	28,108,597	—	36,539,861

Conversions	—	(377,040)	377,040	—	—
Repurchased common stock	—	(1)	1	—	—
Restricted stock issued – directors	—	—	57,000	—	57,000
Restricted stock units – vested	—	—	193,959	—	193,959
Outstanding at December 31, 2024	6,342,189	1,712,034	28,736,597	—	36,790,820
Additional paid-in capital
As of December 31, 2024, 2023 and 2022, additional paid-in capital consists of additional cash contributions to the common capital paid by shareholders.
B.    Treasury stock
The following table presents information regarding shares repurchased but not retired by the Bank and accordingly classified as treasury stock:

	“Class A”		“Class B”		“Class E”		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Outstanding at January 1, 2022	318,140	10,708	689,367	18,711	4,741,184	86,380	5,748,691	115,799
Restricted stock issued - directors	—	—	—	—	(57,000)	(1,039)	(57,000)	(1,039)
Restricted stock units - vested	—	—	—	—	(36,410)	(663)	(36,410)	(663)
Outstanding at December 31, 2022	318,140	10,708	689,367	18,711	4,647,774	84,678	5,655,281	114,097

Restricted stock issued - directors	—	—	—	—	(63,000)	(1,148)	(63,000)	(1,148)
Restricted stock units - vested	—	—	—	—	(152,305)	(2,775)	(152,305)	(2,775)
Outstanding at December 31, 2023	318,140	10,708	689,367	18,711	4,432,469	80,755	5,439,976	110,174

Repurchase of common stock	—	—	—	—	(1)	—	(1)	—
Restricted stock issued - directors	—	—	—	—	(57,000)	(1,038)	(57,000)	(1,038)
Restricted stock units - vested	—	—	—	—	(193,959)	(3,535)	(193,959)	(3,535)
Outstanding at December 31, 2024	318,140	10,708	689,367	18,711	4,181,509	76,182	5,189,016	105,601